Recapitalization Transaction Expense (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Recapitalization Transaction Expense [Abstract]
Summary of Displays Calculation of Recapitalization Transaction Expense

The following table displays the calculation of the Recapitalization transaction expense:

		Number of
	Amount	shares/warrants
	$’000
(a) Alkuri Ordinary Shares		12,267,653
(b) Opening price of Babylon Ordinary Shares on NYSE as of October 22, 2021	10.01
(c) Fair value of Company shares issued to Alkuri shareholders (a*b)	122,799
(d) Outstanding Alkuri Warrants on October 22, 2021		14,558,333
(e) Opening price of Babylon Warrants on NYSE as of October 22, 2021
Public warrants	2.13	8,625,000
Private placement warrants	2.13	5,933,333
(f) Fair value of outstanding Alkuri Warrants (d*e)	31,009
Total fair value of Alkuri Ordinary Shares and Alkuri Warrants (c+f)	153,808
Alkuri’s identifiable net assets	5,310
IFRS 2 Expense on the closing date	148,498
PIPE Transaction
(a) PIPE Ordinary Shares		22,400,000
(b) Opening price of Babylon Ordinary Shares on NYSE as of October 22, 2021	10.01
(c) Fair value of Company shares issued to PIPE investors (a*b)	224,224
PIPE’s identifiable net assets	224,000
IFRS 2 Expense on the closing date	224
Total IFRS 2 Expense	148,722

Total cash proceeds received	229,311
Expense of share issue	(32,787)
Cash proceeds	196,524